Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – December 31, 2020- at Dec. 31, 2019	$ 538		$ 11,942,077	$ (14,889,631)	$ (2,947,016)
Beginning balance, shares at Dec. 31, 2019	538,276
Common Stock issued as compensation.	$ 372		3,915,289		3,915,661
Common Stock issued as compensation, shares	371,824
Net loss				(5,981,082)	(5,981,082)
Balance – December 31, 2021- at Dec. 31, 2020	$ 910		15,857,366	(20,870,713)	(5,012,437)
Ending balance, shares at Dec. 31, 2020	910,100
Common Stock issued as compensation.	$ 546		2,501,899		2,502,445
Common Stock issued as compensation, shares	546,292
Net loss				(6,098,944)	(6,098,944)
Issue of Preferred Stock Series A		100	(100)		0
Sale of Preferred Stock Series B		50	547,455		547,505
Conversion of debt	$ 96	227	2,691,618		2,691,941
Conversion of debt, shares	96,336
Warrants issued as compensation			974,113		974,113
Sale of Common Stock	$ 45		224,955		225,000
Sale of Common Stock, shares	44,643
Balance – December 31, 2021- at Dec. 31, 2021	$ 1,597	$ 377	$ 22,797,306	$ (26,969,657)	$ (4,170,377)
Ending balance, shares at Dec. 31, 2021	1,597,370